Shareholder Report, Line Graph (Details) 74200010500_Franklin Convertible Securities Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 27,018	$ 21,685	$ 21,497	$ 26,789	$ 20,874	$ 15,600	$ 13,663	$ 12,662	$ 10,668	$ 10,000	$ 31,537
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,370	10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437	10,000	$ 12,071
ICE BofA Convertibles Total Return Alternatives Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA Convertibles Total Return Alternatives Index
Accumulated Value	$ 20,500	$ 16,782	$ 18,374	$ 23,179	$ 18,241	$ 14,527	$ 12,670	$ 11,811	$ 10,235	$ 10,000	$ 25,754